SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 14:-	SEGMENT INFORMATION

The Company adopted ASC 280, "Segment Reporting." As of December 31, 2017, the Company operates in three operational segments, as follows:

•
Perimeter Products segment (Products) - sales of perimeter products, including services and maintenance that are performed either on a fixed-price basis or pursuant to time-and-materials based contracts, and

•	Turnkey Projects segment (Projects) - installation of comprehensive turnkey solutions for which revenues are generated from long-term fixed price contracts, and

•
Video and Cyber security segment - provides software and hardware products, in the field of Video management and Cyber security, for monitoring, securing, and the active management of network video systems, video analytics, as well as wired, wireless, and fiber optic communication networks. Prior to 2016, this segment consisted of one reporting unit, the Cyber security unit.

a.	The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31, 2015
	Products	Projects	Cyber security	Eliminations	Total

Revenues	$30,761	$34,128	$1,596	$(2,749)	$63,736

Depreciation and amortization	$787	$602	$114	$-	$1,503

Operating income (loss), before financial expenses and taxes on income	$6,023	$1,095	$(1,684)	$(1,045)	$4,389
Financial income, net					642
Taxes on income					(1,923)

Net income					$3,108

	Year ended December 31, 2016
	Products	Projects	Video and Cyber security	Eliminations	Total

Revenues	$32,372	$31,823	$5,626	$(1,996)	$67,825

Depreciation and amortization	$632	$512	$596	$-	$1,740

Operating income (loss), before financial expenses and taxes on income	$5,799	$(163)	$(3,383)	$(758)	$1,495
Financial expenses, net					(591)
Tax benefits, net					122

Net income					$1,026
	Year ended December 31, 2017
	Products	Projects	Video and Cyber security	Eliminations	Total

Revenues	$22,301	$34,742	$8,350	$(1,101)	$64,292

Depreciation and amortization	$614	$498	$764	$-	$1,876

Operating income (loss), before financial expenses and taxes on income	$242	$1,762	$(2,830)	$(418)	$(1,244)
Financial expenses, net					(3,961)
Taxes on income					(1,695)

Net loss					$(6,900)

	Year ended December 31, 2016
	Products	Projects	Video and Cyber security	Total

Total long-lived assets	$6,346	$3,198	$12,540	$22,084

	Year ended December 31, 2017
	Products	Projects	Video and Cyber security	Total

Total long-lived assets	$6,374	$3,460	$12,879	$22,713

Long-lived assets include property and equipment, net, intangible assets, net and goodwill.

b.         Major customer data (percentage of total revenues):

	Year ended December 31,
	2015	2016	2017

Customer A	13.3%	8.6%	10.2%
Customer B	18.1%	11.9%	14.6%

c.         Geographical information:

The following is a summary of revenues within geographic areas based on end customer's location and long-lived assets:

1.          Revenues:

	Year ended December 31,
	2015	2016	2017

Israel	$12,406	$8,727	$9,599
Europe	7,891	8,330	11,232
North America	17,749	23,467	15,547
South and Latin America	13,443	10,364	13,152
Africa	6,611	7,585	9,370
Others	5,636	9,352	5,392

	$63,736	$67,825	$64,292

2.          Long-lived assets:

	December 31,
	2016	2017

Israel	$3,554	$3,996
Europe	923	1,030
USA	2,860	2,612
Canada	14,081	14,404
Others	666	671

	$22,084	$22,713

 Long-lived assets include property and equipment, net, intangible assets, net and goodwill.